Significant Accounting Policies - Schedule of Concentration of Sales Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 1,984
Concentration of sales revenues percentage	33.50%
Customer B [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 1,966
Concentration of sales revenues percentage	33.20%
Customer C [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 1,012
Concentration of sales revenues percentage	17.10%
Customer D [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 809
Concentration of sales revenues percentage	13.70%
Third-Party Customers [Member]
Concentration Risk [Line Items]
Concentration of sales revenues	¥ 5,771
Concentration of sales revenues percentage	97.50%